Description of Organization and Business Operations - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 21, 2021	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Proceeds from issuance of IPO			$ 276,000,000
Proceeds from issuance of warrants						$ 7,520,000
Maturity days			185 days	185 days
Percentage of Net asset Held in the trust account			80.00%	80.00%
Net tangible assets for consummation of a business combination			$ 5,000,001	$ 5,000,001
Percenatge of shares			15.00%	15.00%
Public share redeemable percentage			100.00%	100.00%
Dissolution expense interest			$ 100,000	$ 100,000
Price per share			$ 10.00	$ 10.00		$ 10.00
Stock Issued During Period, Value, Issued for Services	[1]			$ 25,000
Lock in period for redemption of public shares after closing of IPO				24 months
Working capital deficit				$ 287,627
Cash				$ 0		$ 1,345,945
Oz Merger Sub, Inc [Member]
Stock issued, purchase price		$ 10.00
Stock Issued During Period, Shares, Issued for Services		10,280,000
Shares Issued, Price Per Share		$ 10.00
Stock Issued During Period, Value, Issued for Services		$ 102,800,000
Business Acquisition [Member]
Percentage of voting interests acquired			50.00%	50.00%
Private Placement Warrants [Member]
Class of warrant or right, issued during the period			5,013,333	5,013,333
Class of warrant or right, issue price			$ 1.50
Proceeds from issuance of warrants			$ 7,520,000
Class of warrant or rights issue price per warrant				$ 1.50
Class of warrants or rights number of warrants issued during the period				4,533,333
IPO [Member]
Stock shares issued during the period shares			27,600,000	24,000,000
Stock issued, purchase price			$ 10.00	$ 10.00
Stock issuance costs			$ 15,651,506
Payments for underwriting expense			5,520,000
Deferred underwriting fees			9,660,000
Other offering costs.			$ 471,506
Proceeds from issuance initial public offering per unit			$ 10.00
Price per share			10.00	10.00
Shares Issued, Price Per Share			$ 10.00	10.00
Over-Allotment Option [Member]
Stock shares issued during the period shares			3,600,000
Common Class A [Member]
Stock shares issued during the period shares					27,600,000
Price per share				$ 10.00		$ 18.00
Common Class A [Member] | IPO [Member]
Stock shares issued during the period shares			27,600,000	24,000,000
Stock issued, purchase price			$ 10.00	$ 10.00
Proceeds from issuance of IPO			$ 276,000,000
Shares Issued, Price Per Share			$ 10.00	$ 10.00
Common Class A [Member] | Over-Allotment Option [Member]
Stock shares issued during the period shares			3,600,000	27,600,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).